Loans and Allowance for Loan Losses - Schedule of Aging Past Due Loans, Segregated by Class of Loans (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 2,447,945	$ 2,068,724	$ 1,556,092
30-59 Days
Accounts Notes And Loans Receivable [Line Items]
Total loans	4,960	1,669	3,221
60-89 Days
Accounts Notes And Loans Receivable [Line Items]
Total loans	1,025	853	256
Over 90 Days
Accounts Notes And Loans Receivable [Line Items]
Total loans	9,936	10,308	8,009
Total Past Due
Accounts Notes And Loans Receivable [Line Items]
Total loans	15,921	12,830	11,486
Current
Accounts Notes And Loans Receivable [Line Items]
Total loans	2,432,024	2,055,894	1,544,606
Residential | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		213,179
Residential | 30-59 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		230
Residential | Over 90 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		127
Residential | Total Past Due | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		357
Residential | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		212,822
Non-Farm Non-Residential Owner Occupied | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		383,941
Non-Farm Non-Residential Owner Occupied | 30-59 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		291
Non-Farm Non-Residential Owner Occupied | Over 90 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		1,008
Non-Farm Non-Residential Owner Occupied | Total Past Due | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		1,299
Non-Farm Non-Residential Owner Occupied | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		382,642
Non-Farm Non-Residential Non-Owner Occupied | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		444,586
Non-Farm Non-Residential Non-Owner Occupied | 30-59 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		161
Non-Farm Non-Residential Non-Owner Occupied | Over 90 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		346
Non-Farm Non-Residential Non-Owner Occupied | Total Past Due | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		507
Non-Farm Non-Residential Non-Owner Occupied | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		444,079
Construction, Development & Other | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		316,223
Construction, Development & Other | 60-89 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		395
Construction, Development & Other | Over 90 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		244
Construction, Development & Other | Total Past Due | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		639
Construction, Development & Other | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		315,584
Farmland | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		9,934
Farmland | Over 90 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		0
Farmland | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		9,934
Real Estate | Residential | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	225,649	213,179	140,604
Real Estate | Residential | 30-59 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	1,438	230	287
Real Estate | Residential | Over 90 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	121	127	269
Real Estate | Residential | Total Past Due | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	1,559	357	556
Real Estate | Residential | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	224,090	212,822	140,048
Real Estate | Non-Farm Non-Residential Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Total loans	477,573	383,941	353,273
Real Estate | Non-Farm Non-Residential Owner Occupied | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	477,573	383,941	353,273
Real Estate | Non-Farm Non-Residential Owner Occupied | 30-59 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	451	291	287
Real Estate | Non-Farm Non-Residential Owner Occupied | 60-89 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	379
Real Estate | Non-Farm Non-Residential Owner Occupied | Over 90 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	986	1,008	2,512
Real Estate | Non-Farm Non-Residential Owner Occupied | Total Past Due | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	1,816	1,299	2,799
Real Estate | Non-Farm Non-Residential Owner Occupied | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	475,757	382,642	350,474
Real Estate | Non-Farm Non-Residential Non-Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Total loans	463,618	445,308	277,804
Real Estate | Non-Farm Non-Residential Non-Owner Occupied | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	462,887	444,586	273,904
Real Estate | Non-Farm Non-Residential Non-Owner Occupied | 30-59 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	1,933	161	1,734
Real Estate | Non-Farm Non-Residential Non-Owner Occupied | 60-89 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	150
Real Estate | Non-Farm Non-Residential Non-Owner Occupied | Over 90 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	334	346	385
Real Estate | Non-Farm Non-Residential Non-Owner Occupied | Total Past Due | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	2,417	507	2,119
Real Estate | Non-Farm Non-Residential Non-Owner Occupied | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	460,470	444,079	271,785
Real Estate | Construction, Development & Other
Accounts Notes And Loans Receivable [Line Items]
Total loans	414,653	320,335	98,207
Real Estate | Construction, Development & Other | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	410,558	316,223	94,084
Real Estate | Construction, Development & Other | 30-59 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	401
Real Estate | Construction, Development & Other | 60-89 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		395
Real Estate | Construction, Development & Other | Over 90 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	238	244	264
Real Estate | Construction, Development & Other | Total Past Due | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	639	639	264
Real Estate | Construction, Development & Other | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	409,919	315,584	93,820
Real Estate | Farmland
Accounts Notes And Loans Receivable [Line Items]
Total loans	13,467	9,934	4,653
Real Estate | Farmland | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	13,467	9,934	4,653
Real Estate | Farmland | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	13,467	9,934	4,653
Commercial & Industrial
Accounts Notes And Loans Receivable [Line Items]
Total loans	756,005	611,348	645,928
Commercial & Industrial | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	755,943	611,283	645,658
Commercial & Industrial | 30-59 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	542	960	842
Commercial & Industrial | 60-89 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	496	457	256
Commercial & Industrial | Over 90 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	8,250	8,575	4,155
Commercial & Industrial | Total Past Due | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	9,288	9,992	5,253
Commercial & Industrial | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	746,655	601,291	640,405
Consumer
Accounts Notes And Loans Receivable [Line Items]
Total loans	3,304	4,001	4,157
Consumer | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	3,304	4,001	4,157
Consumer | 30-59 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	44	9	50
Consumer | Total Past Due | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	44	9	50
Consumer | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	3,260	3,992	4,107
Other
Accounts Notes And Loans Receivable [Line Items]
Total loans	93,676	80,593	31,448
Other | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	93,676	80,593	31,448
Other | 30-59 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	151	18	21
Other | 60-89 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		1
Other | Total Past Due | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	151	19	21
Other | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	93,525	80,574	31,427
Purchased Credit Impaired | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		4,984
Purchased Credit Impaired | Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	4,888	4,984	8,311
Purchased Credit Impaired | Over 90 Days | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		8
Purchased Credit Impaired | Over 90 Days | Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	7	8	424
Purchased Credit Impaired | Total Past Due | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		8
Purchased Credit Impaired | Total Past Due | Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	7	8	424
Purchased Credit Impaired | Current | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans		4,976
Purchased Credit Impaired | Current | Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 4,881	$ 4,976	$ 7,887